Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposures	£ 313,347	£ 322,745
Loss allowances	828	1,303
Loss allowance	364	464
Total ECL	£ 865	£ 1,377
Coverage	0.30%	0.40%
Retail mortgage offers in pipeline	£ 10,600	£ 7,700
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	275,638	279,585
Loss allowances	£ 828	£ 1,302
Coverage	0.30%	0.50%
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 37,709	£ 43,160
Loss allowance	£ 37	£ 75
Coverage	0.10%	0.20%
Customer loans | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 207,300	£ 207,000
Loans and advances to banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	1,200	1,700
Sovereign assets measured at amortized cost | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	13,200	20,800
Financial assets measured at fair value through other comprehensive income | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	5,900	9,000
Cash and balances at central banks | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	48,100	41,300
Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	183,023	175,380
Loss allowances	£ 367	£ 550
Coverage	0.20%	0.30%
Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 29,372	£ 26,610
Loss allowance	£ 21	£ 38
Coverage	0.10%	0.10%
Homes | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 174,712	£ 166,730
Loss allowances	£ 185	£ 277
Coverage	0.10%	0.20%
Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 15,951	£ 13,276
Loss allowance	£ 5	£ 3
Coverage	0.00%	0.00%
Everyday Banking
Disclosure of credit risk exposure [line items]
Loss allowances	£ 198	£ 308
Everyday Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	8,311	8,650
Loss allowances	£ 182	£ 273
Coverage	2.20%	3.20%
Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 13,421	£ 13,334
Loss allowance	£ 16	£ 35
Coverage	0.10%	0.30%
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowances	£ 52	£ 118
Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	4,984	8,024
Loss allowances	£ 52	£ 118
Coverage	1.00%	1.50%
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 314	£ 237
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 16,997	£ 17,626
Loss allowances	£ 407	£ 577
Coverage	2.40%	3.30%
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 7,694	£ 6,877
Loss allowance	£ 16	£ 26
Coverage	0.20%	0.40%
Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 70,634	£ 75,770
Loss allowances	£ 2	£ 35
Coverage	0.00%	0.00%
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 329	£ 575
Corporate & Investment Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures		2,785
Loss allowances		£ 22
Coverage		0.80%
Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures		£ 8,861
Loss allowance		£ 11
Coverage		0.10%
Stage 1
Disclosure of credit risk exposure [line items]
Exposures	292,366	£ 301,413
Total ECL	£ 132	£ 216
Coverage	0.00%	0.10%
Stage 1 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 256,254	£ 259,625
Loss allowances	£ 115	£ 186
Coverage	0.00%	0.10%
Stage 1 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 36,112	£ 41,788
Loss allowance	£ 17	£ 30
Coverage	0.00%	0.10%
Stage 1 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 169,255	£ 162,541
Loss allowances	£ 52	£ 56
Coverage	0.00%	0.00%
Stage 1 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 29,123	£ 26,313
Loss allowance	£ 12	£ 18
Coverage	0.00%	0.10%
Stage 1 | Homes | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 161,845	£ 154,586
Loss allowances	£ 8	£ 15
Coverage	0.00%	0.00%
Stage 1 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 15,851	£ 13,180
Loss allowance	£ 5	£ 2
Coverage	0.00%	0.00%
Stage 1 | Everyday Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 7,410	£ 7,955
Loss allowances	£ 44	£ 41
Coverage	0.60%	0.50%
Stage 1 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 13,272	£ 13,133
Loss allowance	£ 7	£ 16
Coverage	0.10%	0.10%
Stage 1 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 4,760	£ 7,587
Loss allowances	£ 18	£ 44
Coverage	0.40%	0.60%
Stage 1 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 314	£ 237
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 1 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 11,812	£ 11,167
Loss allowances	£ 43	£ 46
Coverage	0.40%	0.40%
Stage 1 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 6,392	£ 6,050
Loss allowance	£ 5	£ 8
Coverage	0.10%	0.10%
Stage 1 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 70,427	£ 75,743
Loss allowances	£ 2	£ 35
Coverage	0.00%	0.00%
Stage 1 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 283	£ 558
Stage 1 | Corporate & Investment Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures		2,587
Loss allowances		£ 5
Coverage		0.20%
Stage 1 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures		£ 8,630
Loss allowance		£ 4
Coverage		0.00%
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	17,964	£ 18,336
Total ECL	£ 330	£ 592
Coverage	1.80%	3.20%
Stage 2 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 16,448	£ 17,064
Loss allowances	£ 314	£ 556
Coverage	1.90%	3.30%
Stage 2 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 1,516	£ 1,272
Loss allowance	£ 16	£ 36
Coverage	1.10%	2.80%
Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 11,850	£ 11,218
Coverage	1.60%	3.00%
Stage 2 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 11,646	£ 10,962
Loss allowances	£ 178	£ 313
Coverage	1.50%	2.90%
Stage 2 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 204	£ 256
Loss allowance	£ 8	£ 19
Coverage	3.90%	7.40%
Stage 2 | Homes | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 11,071	£ 10,345
Loss allowances	£ 88	£ 130
Coverage	0.80%	1.30%
Stage 2 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 81	£ 82
Loss allowance	£ 0	£ 1
Coverage	0.00%	1.20%
Stage 2 | Everyday Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 575	£ 617
Loss allowances	£ 90	£ 183
Coverage	15.70%	29.70%
Stage 2 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 123	£ 174
Loss allowance	£ 8	£ 18
Coverage	6.50%	10.30%
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	£ 200	£ 379
Coverage	8.50%	9.80%
Stage 2 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 200	£ 379
Loss allowances	£ 17	£ 37
Coverage	8.50%	9.80%
Stage 2 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 5,661	£ 6,266
Coverage	2.20%	3.20%
Stage 2 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 4,395	£ 5,498
Loss allowances	£ 119	£ 189
Coverage	2.70%	3.40%
Stage 2 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 1,266	£ 768
Loss allowance	£ 8	£ 10
Coverage	0.60%	1.30%
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 253	£ 44
Coverage	0.00%	0.00%
Stage 2 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 207	£ 27
Loss allowances	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 2 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 46	£ 17
Stage 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 429
Coverage	0.00%	5.60%
Stage 2 | Corporate & Investment Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures		£ 198
Loss allowances		£ 17
Coverage		8.60%
Stage 2 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures		£ 231
Loss allowance		£ 7
Coverage		3.00%
Stage 3
Disclosure of credit risk exposure [line items]
Exposures	£ 3,017	£ 2,996
Total ECL	£ 403	£ 569
Coverage	13.40%	19.00%
Stage 3 | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,936	£ 2,896
Loss allowances	£ 399	£ 560
Coverage	13.60%	19.30%
Stage 3 | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 81	£ 100
Loss allowance	£ 4	£ 9
Coverage	4.90%	9.00%
Stage 3 | Retail Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 2,122	£ 1,877
Loss allowances	£ 137	£ 181
Coverage	6.50%	9.60%
Stage 3 | Retail Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 45	£ 41
Loss allowance	£ 1	£ 1
Coverage	2.20%	2.40%
Stage 3 | Homes | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 1,796	£ 1,799
Loss allowances	£ 89	£ 132
Coverage	5.00%	7.30%
Stage 3 | Homes | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 19	£ 14
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Everyday Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 326	£ 78
Loss allowances	£ 48	£ 49
Coverage	14.70%	62.80%
Stage 3 | Everyday Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 26	£ 27
Loss allowance	£ 1	£ 1
Coverage	3.80%	3.70%
Stage 3 | Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	£ 24	£ 58
Loss allowances	£ 17	£ 37
Coverage	70.80%	63.80%
Stage 3 | Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Loss allowance	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	£ 826	£ 1,020
Stage 3 | Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	790	961
Loss allowances	£ 245	£ 342
Coverage	31.00%	35.60%
Stage 3 | Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 36	£ 59
Loss allowance	£ 3	£ 8
Coverage	8.30%	13.60%
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	£ 2	£ 0
Stage 3 | Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowances	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	£ 0	£ 0
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposures		0
Stage 3 | Corporate & Investment Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures		0
Loss allowances		£ 0
Coverage		0.00%
Stage 3 | Corporate & Investment Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures		£ 0
Loss allowance		£ 0
Coverage		0.00%